Net Income Per Unit Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerators
Partnership's net income	$ 55,410	$ 44,012	$ 99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	$ 879	$ 593	$ 1,598
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Weighted average number of common units outstanding, diluted	115,030,879	93,353,168	97,369,136
Net income per common unit:
Common unit diluted	$ 0.38	$ 0.31	$ 1.01
Diluted
Numerators
Partnership's net income	$ 55,410	$ 44,012	$ 99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,574
Partnership's net income allocable to unvested units	8	0	678
Add:
Preferred unit holders' interest in Partnership's net income	0	0	18,805
Partnership's net income allocable to unvested units	0	0	678
-	$ 43,189	$ 29,377	$ 97,907
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Dilutive effect of preferred units	0	0	21,069,664
Dilutive effect of unvested shares	0	0	654,265
Weighted average number of common units outstanding, diluted	115,030,879	93,353,168	97,369,136
Net income per common unit:
Common unit diluted	$ 0.38	$ 0.31	$ 1.01